Revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue, Net	¥ 5,772,948	¥ 4,254,195	¥ 2,617,839
Advertising and subscription services [Member]
Revenue, Net	3,432,986	3,106,025	2,163,909
Transaction services [Member]
Revenue, Net	1,551,676	664,225	77,565
Agent services [Member]
Revenue, Net	¥ 788,286	¥ 483,945	¥ 376,365